Share-based payments - RSUs (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	232,317	8,717
Granted	385,083	241,500
Vested	(62,738)	(2,900)
Forfeited	(110,801)	(15,000)
Ending Balance	443,861	232,317	8,717
Weighted average remaining contractual life (years)	2 years 4 months 17 days	2 years 5 months 12 days	2 years 4 months 20 days
Granted	3 years	3 years
Forfeited	2 years 1 month 20 days	2 years 4 months 20 days